Subsequent events - Acquisition date fair value of assets acquired and liabilities assumed (Details) € in Thousands, $ in Thousands	Apr. 02, 2024 EUR (€)	Apr. 02, 2024 USD ($)	Jun. 15, 2022 EUR (€)	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€)
Events after the Reporting Period [Line items]
Rights of use					€ 25,256
Property, plant and equipment			€ 2,589	$ 2,739	545,667
Inventories			16,836	17,811	259,316
Total Assets			113,618	120,197	2,269,773
Non-current financial liabilities					(182,761)
Current financial liabilities					(35,052)
Total net assets acquired			€ 83,366	$ 88,193	€ 1,157,229
Business combination | 7 plasma centers acquired April 2, 2024
Events after the Reporting Period [Line items]
Rights of use	€ 22,415	$ 24,769
Property, plant and equipment	4,401	4,863
Inventories	6,014	6,645
Total Assets	32,830	36,277
Non-current financial liabilities	(25,993)	(28,722)
Total Liabilities	(27,908)	(30,838)
Current financial liabilities	(1,915)	(2,116)
Total net assets acquired	€ 4,922	$ 5,439